Fair Value Measurements (Table)	9 Months Ended
Mar. 31, 2014
Fair Value Measurements
Schedule of the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy

	Fair value as of March 31, 2014
	Level 1	Level 2	Level 3	Total

Derivative financial instruments -Assets
Derivative financial instruments - Liabilities
Oil and natural gas derivative financial instruments	—	—	44,275,363	44,275,363
Total	$—	$—	$44,275,363	$44,275,363